CONVERTIBLE NOTE, NET - Summary of key assumption used in estimates of warrants (Detail)	Sep. 30, 2021 mo	Sep. 08, 2021 mo	Jul. 30, 2021 mo	Jul. 13, 2021 mo	Jun. 21, 2021 mo	May 18, 2021 mo	Apr. 07, 2021 mo	Feb. 25, 2021 mo	Dec. 15, 2020 mo	Oct. 29, 2020 mo	Oct. 20, 2020 mo	Oct. 14, 2020 mo	Sep. 25, 2020 mo	Jul. 29, 2020 mo
Terms of warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	60	60	60	60	60	60	60	60	60	60	60	60	60	60
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	1.1944	1.1944	1.6072	1.6072	2.0312	2.0312	3.3271	3.5418	5.1676	7.6830	8.6653	9.3041	10.2214	11.4618
Risk free rate of interest
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	0.76	0.76	0.52	0.52	0.69	0.69	0.61	0.58	0.28	0.29	0.29	0.29	0.21	0.21
Divided yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Annualized volatility of underlying stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	40.0	40.0	40.0	40.0	40.0	40.0	40.0	41.0	40.0	39.0	39.0	39.0	39.0	40.0